Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					AVERAGE	AVERAGE
					SUMMARY	COMPENSATION
					COMPENSATION	ACTUALLY	Value of Initial fixed $100
					TABLE TOTAL	PAID TO	Investment BASED ON4:
	SUMMARY	SUMMARY	COMPENSATION	COMPENSATION	FOR NON-CEO	NON-CEO		PEER GROUP
	COMPENSATION	COMPENSATION	ACTUALLY	ACTUALLY	NAMED	NAMED	TOTAL	TOTAL	NET	ADJUSTED
	TABLE TOTAL	TABLE TOTAL	PAID TO	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME	EBITDA [5]
YEAR	FOR FIRST CEO [1]	FOR SECOND CEO [1]	FIRST CEO [2]	SECOND CEO [2]	OFFICERS [3]	OFFICERS [2],[3]	RETURN	RETURN	($M)	($M)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$ 7,106,087	$ 8,793,715	$ 5,439,302	$ 11,653,021	$ 3,094,187	$ 3,159,154	$ 179	$ 165	$ (2,915)	$ 1,370
2024	$ 10,938,141	N/A	$ (5,609,409)	N/A	$ 3,734,275	$ (512,328)	$ 55	$ 102	$ (512)	$ 1,148
2023	$ 11,355,216	N/A	$ 21,695,979	N/A	$ 4,427,539	$ 7,592,127	$ 92	$ 115	$ (954)	$ 738
2022	$ 11,733,864	N/A	$ 18,982,502	N/A	$ 4,213,127	$ 6,391,352	$ 66	$ 113	$ (621)	$ 816
2021	$ 13,715,358	N/A	$ 14,571,784	N/A	$ 4,735,382	$ 1,679,139	$ 40	$ 70	$ (591)	$ 995

(1)	Amounts shown represent the total compensation reported for our first, former CEO, Mr. Thigpen for 2025, 2024, 2023, 2022 and 2021 and our second, current CEO, Mr. Adamson, for 2025.
(2)	Amounts shown represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. These amounts do not reflect the actual compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs.
(3)	Amounts shown represent the total compensation reported for our Non-CEO, NEOs: Messrs. Vayda, Long, Mackenzie, and Pack for 2025; Messrs. Vayda, Adamson, Long, Mackenzie, and former NEO’s Mey, and Davis for 2024; Messrs. Adamson, Long, and former NEO’s Mey and Davis for 2023, 2022 and 2021.
(4)	Reflects cumulative total shareholder return of the Philadelphia SE Oil Services Sector (OSX) index, as of December 31, 2025, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s Annual Report on Form 10-K for the year ended December 31, 2025.
(5)	Adjusted EBITDA represents income before interest expense, interest income, taxes, depreciation and amortization, and excluding certain identified charges and credits. See Appendix A in this proxy statement for a reconciliation of Adjusted EBITDA to net income, the most directly comparable financial measure prepared and calculated in accordance with GAAP.

The following tables set forth the requisite adjustments to determine Compensation Actually Paid (CAP) to our CEO and the average Compensation Actually Paid (CAP) to our non-CEO Named Executive Officers for fiscal year 2025.

The summary compensation table total for our current and former CEOs and the average summary compensation table totals for non-CEO Named Executive Officers are adjusted to arrive at the compensation actually paid and average compensation actually paid each year using the methodology as indicated in the table.

With respect to equity award adjustments for 2025 as disclosed in the table below, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The values shown in the following table are for our current President and Chief Executive Officer, Keelan Adamson.

2025
(U.S. $)
Summary Compensation Table	$8,793,715
Adjustments to Determine Compensation Actually Paid for Current CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($66,010)
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($5,771,957)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$9,763,585
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($137,237)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($147,902)
Deduction of fair value of awards granted prior to year that were forfeited during year	($781,173)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	$2,859,307
Compensation Actually Paid (CAP) to CEO - Adamson	$11,653,021

The values shown in the following table are for our former Chief Executive Officer, Jeremy Thigpen who now serves as our Executive Chair.

2025
(U.S. $)
Summary Compensation Table	$7,106,087
Adjustments to Determine Compensation Actually Paid for Prior CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	-
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($3,740,429)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$4,995,969
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($309,933)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($380,469)
Deduction of fair value of awards granted prior to year that were forfeited during year	($2,231,924)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	($1,666,786)
Compensation Actually Paid (CAP) to CEO - Thigpen	$5,439,302

The individuals who were non-CEO Named Executive Officers during the applicable year are Messrs. Vayda, Long, Mackenzie, and Pack.

2025
(U.S. $)
Summary Compensation Table	$3,094,187
Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($1,757)
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($1,608,597)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$2,148,551
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($58,663)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($66,178)
Deduction of fair value of awards granted prior to year that were forfeited during year	($348,389)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	$64,967
Compensation Actually Paid (CAP) to Non-CEO Named Executive Officers	$3,159,154

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Amounts shown represent the total compensation reported for our first, former CEO, Mr. Thigpen for 2025, 2024, 2023, 2022 and 2021 and our second, current CEO, Mr. Adamson, for 2025.
(3)	Amounts shown represent the total compensation reported for our Non-CEO, NEOs: Messrs. Vayda, Long, Mackenzie, and Pack for 2025; Messrs. Vayda, Adamson, Long, Mackenzie, and former NEO’s Mey, and Davis for 2024; Messrs. Adamson, Long, and former NEO’s Mey and Davis for 2023, 2022 and 2021.

Peer Group Issuers, Footnote
(4)	Reflects cumulative total shareholder return of the Philadelphia SE Oil Services Sector (OSX) index, as of December 31, 2025, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(2)	Amounts shown represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. These amounts do not reflect the actual compensation paid to our CEO or other NEOs during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs.

The values shown in the following table are for our current President and Chief Executive Officer, Keelan Adamson.

2025
(U.S. $)
Summary Compensation Table	$8,793,715
Adjustments to Determine Compensation Actually Paid for Current CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($66,010)
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($5,771,957)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$9,763,585
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($137,237)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($147,902)
Deduction of fair value of awards granted prior to year that were forfeited during year	($781,173)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	$2,859,307
Compensation Actually Paid (CAP) to CEO - Adamson	$11,653,021

The values shown in the following table are for our former Chief Executive Officer, Jeremy Thigpen who now serves as our Executive Chair.

2025
(U.S. $)
Summary Compensation Table	$7,106,087
Adjustments to Determine Compensation Actually Paid for Prior CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	-
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($3,740,429)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$4,995,969
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($309,933)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($380,469)
Deduction of fair value of awards granted prior to year that were forfeited during year	($2,231,924)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	($1,666,786)
Compensation Actually Paid (CAP) to CEO - Thigpen	$5,439,302

Non-PEO NEO Average Total Compensation Amount			$ 3,094,187	$ 3,734,275	$ 4,427,539	$ 4,213,127	$ 4,735,382
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,159,154	(512,328)	7,592,127	6,391,352	1,679,139
Adjustment to Non-PEO NEO Compensation Footnote

The individuals who were non-CEO Named Executive Officers during the applicable year are Messrs. Vayda, Long, Mackenzie, and Pack.

2025
(U.S. $)
Summary Compensation Table	$3,094,187
Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($1,757)
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($1,608,597)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$2,148,551
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	($58,663)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	($66,178)
Deduction of fair value of awards granted prior to year that were forfeited during year	($348,389)
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	$64,967
Compensation Actually Paid (CAP) to Non-CEO Named Executive Officers	$3,159,154

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in detail in our CD&A, the Committee utilizes multiple key financial, operational, and environmental and safety measures to correlate our Named Executive Officer’s compensation to Company performance. In particular, the majority of compensation actually paid to our executives is based on the performance of Company stock.  The key performance measures for 2025 are:

COMPANY SELECTED METRICS
Relative Total Shareholder Return
Adjusted EBITDA
Uptime(1)
Environmental and Safety(2)
Company Free Cash Flow(3)

(1)
This is a non-financial performance measurement that is defined in the CD&A
(2)
Specific Company developed environmental & safety targets are explained in the CD&A
(3)
Details for Company Free Cash Flow performance are explained in the CD&A

Total Shareholder Return Amount			$ 179	55	92	66	40
Peer Group Total Shareholder Return Amount			165	102	115	113	70
Net Income (Loss)			$ (2,915,000,000)	$ (512,000,000)	$ (954,000,000)	$ (621,000,000)	$ (591,000,000)
Company Selected Measure Amount			1,370,000,000	1,148,000,000	738,000,000	816,000,000	995,000,000
PEO Name	Mr. Thigpen	Mr. Adamson
Measure:: 1
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)	Adjusted EBITDA represents income before interest expense, interest income, taxes, depreciation and amortization, and excluding certain identified charges and credits. See Appendix A in this proxy statement for a reconciliation of Adjusted EBITDA to net income, the most directly comparable financial measure prepared and calculated in accordance with GAAP.

Measure:: 3
Pay vs Performance Disclosure
Name			Uptime
Measure:: 4
Pay vs Performance Disclosure
Name			Environmental and Safety
Measure:: 5
Pay vs Performance Disclosure
Name			Company Free Cash Flow
Mr. Thigpen
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,106,087	$ 10,938,141	$ 11,355,216	$ 11,733,864	$ 13,715,358
PEO Actually Paid Compensation Amount			5,439,302	$ (5,609,409)	$ 21,695,979	$ 18,982,502	$ 14,571,784
Mr. Adamson
Pay vs Performance Disclosure
PEO Total Compensation Amount			8,793,715
PEO Actually Paid Compensation Amount			11,653,021
PEO | Mr. Thigpen
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,666,786)
PEO | Mr. Thigpen | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,995,969
PEO | Mr. Thigpen | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(309,933)
PEO | Mr. Thigpen | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(380,469)
PEO | Mr. Thigpen | Equity Awards Forfeited Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,231,924)
PEO | Mr. Thigpen | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,740,429)
PEO | Mr. Adamson
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,859,307
PEO | Mr. Adamson | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,010)
PEO | Mr. Adamson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,763,585
PEO | Mr. Adamson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(137,237)
PEO | Mr. Adamson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(147,902)
PEO | Mr. Adamson | Equity Awards Forfeited Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(781,173)
PEO | Mr. Adamson | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,771,957)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			64,967
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,757)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,148,551
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(58,663)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(66,178)
Non-PEO NEO | Equity Awards Forfeited Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(348,389)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,608,597)